Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021 [1]
Disclosure Of Income Taxes [line items]
Profit/(loss) before tax	$ 3,718	$ 4,305
Deduct share of results of associates and joint ventures	129	100
Deduct exceptional share of results of associates	(1,143)
Profit before tax and before share of results of associates and joint ventures	4,732	4,205
Adjustments to the tax basis
Government incentives	(304)	(216)
Non-deductible/(non-taxable) mark-to-market on derivatives	(296)	(631)
Other expenses not deductible for tax purposes	962	1,187
Other non-taxable income	(346)	(272)
Adjusted tax basis	$ 4,748	$ 4,273
Aggregate weighted nominal tax rate	26.90%	27.20%
Tax at aggregated nominal tax rate	$ (1,277)	$ (1,163)
Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses carried forward	(8)	(128)
(Underprovided)/overprovided in prior years	24	14
Deductions from interest on equity	268	191
Deductions from goodwill and other tax deductions	5	120
Change in tax rate	5	(44)
Withholding taxes	(181)	(192)
Other tax adjustments	(81)	(29)
Total tax expense	$ (1,244)	$ (1,231)
Effective tax rate	26.30%	29.30%

[1]	Amended to conform to 2022 presentation.